Distribution Date:	08/12/26	GS Mortgage Securities Trust 2018-GS10
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-GS10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Additional Information	6	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	7		Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Balances	8		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17
		Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	18
			Liat Heller		liat.heller@rialtocapital.com
Historical Detail	19		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	21	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	24		Bank, N.A.
Historical Liquidated Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	27	Trustee	Wilmington Trust, National Association
Supplemental Notes	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36250SAA7	3.199000%	12,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36250SAB5	4.003000%	72,497,000.00	679.72	0.00	2.27	0.00	0.00	2.27	679.72	34.49%	30.00%
A-3	36250SAC3	4.261000%	62,946,000.00	62,946,000.00	0.00	223,510.75	0.00	0.00	223,510.75	62,946,000.00	34.49%	30.00%
A-4	36250SAD1	3.890000%	175,000,000.00	175,000,000.00	0.00	567,291.67	0.00	0.00	567,291.67	175,000,000.00	34.49%	30.00%
A-5	36250SAE9	4.155000%	199,668,000.00	199,668,000.00	0.00	691,350.45	0.00	0.00	691,350.45	199,668,000.00	34.49%	30.00%
A-AB	36250SAF6	4.106000%	25,167,000.00	8,451,220.50	447,043.66	28,917.26	0.00	0.00	475,960.92	8,004,176.84	34.49%	30.00%
A-S	36250SAJ8	4.384000%	68,433,000.00	68,433,000.00	0.00	250,008.56	0.00	0.00	250,008.56	68,433,000.00	24.43%	21.25%
B	36250SAK5	4.537497%	38,127,000.00	38,127,000.00	0.00	144,167.64	0.00	0.00	144,167.64	38,127,000.00	18.83%	16.38%
C	36250SAL3	4.576587%	36,172,000.00	36,172,000.00	0.00	137,953.60	0.00	0.00	137,953.60	36,172,000.00	13.51%	11.75%
D	36250SAM1	3.000000%	22,485,000.00	22,485,000.00	0.00	56,212.50	0.00	0.00	56,212.50	22,485,000.00	10.20%	8.88%
E	36250SAR0	3.000000%	17,597,000.00	17,597,000.00	0.00	43,992.50	0.00	0.00	43,992.50	17,597,000.00	7.62%	6.63%
F	36250SAT6	4.576587%	17,597,000.00	17,597,000.00	0.00	67,111.84	0.00	0.00	67,111.84	17,597,000.00	5.03%	4.38%
G-RR	36250SAV1	4.576587%	7,821,000.00	7,821,000.00	0.00	29,827.91	0.00	0.00	29,827.91	7,821,000.00	3.88%	3.38%
H-RR*	36250SAX7	4.576587%	26,395,782.00	26,395,782.00	0.00	33,069.84	0.00	0.00	33,069.84	26,395,782.00	0.00%	0.00%
RR Interest	N/A	4.576587%	28,618,000.00	24,907,679.95	16,358.05	92,519.92	0.00	0.00	108,877.97	24,891,321.90	0.00%	0.00%
R	36250SAZ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36250SBB4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
WLS-A	36250SBD0	5.067270%	5,190,000.00	5,190,000.00	0.00	0.00	0.00	0.00	0.00	5,190,000.00	91.35%	91.35%
WLS-B	36250SBF5	5.067270%	10,301,000.00	10,301,000.00	0.00	0.00	0.00	0.00	0.00	10,301,000.00	74.17%	74.17%
WLS-C	36250SBH1	5.067270%	13,996,000.00	13,996,000.00	0.00	0.00	0.00	0.00	0.00	13,996,000.00	50.83%	50.83%
WLS-D	36250SBK4	5.067270%	13,547,000.00	13,547,000.00	0.00	0.00	0.00	0.00	0.00	13,547,000.00	28.24%	28.24%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

WLS-E	36250SBM0	5.067270%	16,934,750.00	16,934,750.00	0.00	0.00	0.00	0.00	0.00	16,934,750.00	0.00%	0.00%
WLS RR	N/A	5.067270%	3,156,250.00	3,156,250.00	0.00	0.00	0.00	0.00	0.00	3,156,250.00	0.00%	0.00%
Interest
Regular SubTotal			873,834,782.00	768,726,362.17	463,401.71	2,365,936.71	0.00	0.00	2,829,338.42	768,262,960.46

X-A	36250SAG4	0.469101%	615,897,000.00	514,498,900.22	0.00	201,126.68	0.00	0.00	201,126.68	514,051,856.56
X-B	36250SAH2	0.039090%	38,127,000.00	38,127,000.00	0.00	1,241.99	0.00	0.00	1,241.99	38,127,000.00
X-D	36250SAP4	1.576587%	40,082,000.00	40,082,000.00	0.00	52,660.65	0.00	0.00	52,660.65	40,082,000.00
Notional SubTotal			694,106,000.00	592,707,900.22	0.00	255,029.32	0.00	0.00	255,029.32	592,260,856.56

Deal Distribution Total					463,401.71	2,620,966.03	0.00	0.00	3,084,367.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250SAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36250SAB5	0.00937584	0.00000000	0.00003131	0.00000000	0.00000000	0.00000000	0.00000000	0.00003131	0.00937584
A-3	36250SAC3	1,000.00000000	0.00000000	3.55083325	0.00000000	0.00000000	0.00000000	0.00000000	3.55083325	1,000.00000000
A-4	36250SAD1	1,000.00000000	0.00000000	3.24166669	0.00000000	0.00000000	0.00000000	0.00000000	3.24166669	1,000.00000000
A-5	36250SAE9	1,000.00000000	0.00000000	3.46250000	0.00000000	0.00000000	0.00000000	0.00000000	3.46250000	1,000.00000000
A-AB	36250SAF6	335.80563834	17.76308897	1.14901498	0.00000000	0.00000000	0.00000000	0.00000000	18.91210395	318.04254937
A-S	36250SAJ8	1,000.00000000	0.00000000	3.65333333	0.00000000	0.00000000	0.00000000	0.00000000	3.65333333	1,000.00000000
B	36250SAK5	1,000.00000000	0.00000000	3.78124793	0.00000000	0.00000000	0.00000000	0.00000000	3.78124793	1,000.00000000
C	36250SAL3	1,000.00000000	0.00000000	3.81382285	0.00000000	0.00000000	0.00000000	0.00000000	3.81382285	1,000.00000000
D	36250SAM1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36250SAR0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	36250SAT6	1,000.00000000	0.00000000	3.81382281	0.00000000	0.00000000	0.00000000	0.00000000	3.81382281	1,000.00000000
G-RR	36250SAV1	1,000.00000000	0.00000000	3.81382304	0.00000000	0.00000000	0.00000000	0.00000000	3.81382304	1,000.00000000
H-RR	36250SAX7	1,000.00000000	0.00000000	1.25284563	2.56097736	46.06451781	0.00000000	0.00000000	1.25284563	1,000.00000000
RR Interest	N/A	870.35012754	0.57160004	3.23292753	0.08643371	1.55468901	0.00000000	0.00000000	3.80452757	869.77852750
R	36250SAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36250SBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
WLS-A	36250SBD0	1,000.00000000	0.00000000	0.00000000	4.22272447	29.23778998	0.00000000	0.00000000	0.00000000	1,000.00000000
WLS-B	36250SBF5	1,000.00000000	0.00000000	0.00000000	4.22272498	29.23779245	0.00000000	0.00000000	0.00000000	1,000.00000000
WLS-C	36250SBH1	1,000.00000000	0.00000000	0.00000000	4.22272506	29.23779151	0.00000000	0.00000000	0.00000000	1,000.00000000
WLS-D	36250SBK4	1,000.00000000	0.00000000	0.00000000	4.22272533	29.23779213	0.00000000	0.00000000	0.00000000	1,000.00000000
WLS-E	36250SBM0	1,000.00000000	0.00000000	0.00000000	4.22272546	44.21063317	0.00000000	0.00000000	0.00000000	1,000.00000000
WLS RR	N/A	1,000.00000000	0.00000000	0.00000000	4.22272634	33.46601822	0.00000000	0.00000000	0.00000000	1,000.00000000
Interest

Notional Certificates
X-A	36250SAG4	835.36516694	0.00000000	0.32655895	0.00000000	0.00000000	0.00000000	0.00000000	0.32655895	834.63932534
X-B	36250SAH2	1,000.00000000	0.00000000	0.03257508	0.00000000	0.00000000	0.00000000	0.00000000	0.03257508	1,000.00000000
X-D	36250SAP4	1,000.00000000	0.00000000	1.31382291	0.00000000	0.00000000	0.00000000	0.00000000	1.31382291	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	2.27	0.00	2.27	0.00	0.00	0.00	2.27	0.00
A-3	07/01/26 - 07/30/26	30	0.00	223,510.76	0.00	223,510.76	0.00	0.00	0.00	223,510.75	0.00
A-4	07/01/26 - 07/30/26	30	0.00	567,291.67	0.00	567,291.67	0.00	0.00	0.00	567,291.67	0.00
A-5	07/01/26 - 07/30/26	30	0.00	691,350.45	0.00	691,350.45	0.00	0.00	0.00	691,350.45	0.00
A-AB	07/01/26 - 07/30/26	30	0.00	28,917.26	0.00	28,917.26	0.00	0.00	0.00	28,917.26	0.00
X-A	07/01/26 - 07/30/26	30	0.00	201,126.68	0.00	201,126.68	0.00	0.00	0.00	201,126.68	0.00
X-B	07/01/26 - 07/30/26	30	0.00	1,241.99	0.00	1,241.99	0.00	0.00	0.00	1,241.99	0.00
A-S	07/01/26 - 07/30/26	30	0.00	250,008.56	0.00	250,008.56	0.00	0.00	0.00	250,008.56	0.00
B	07/01/26 - 07/30/26	30	0.00	144,167.64	0.00	144,167.64	0.00	0.00	0.00	144,167.64	0.00
C	07/01/26 - 07/30/26	30	0.00	137,953.60	0.00	137,953.60	0.00	0.00	0.00	137,953.60	0.00
D	07/01/26 - 07/30/26	30	0.00	56,212.50	0.00	56,212.50	0.00	0.00	0.00	56,212.50	0.00
X-D	07/01/26 - 07/30/26	30	0.00	52,660.65	0.00	52,660.65	0.00	0.00	0.00	52,660.65	0.00
E	07/01/26 - 07/30/26	30	0.00	43,992.50	0.00	43,992.50	0.00	0.00	0.00	43,992.50	0.00
F	07/01/26 - 07/30/26	30	0.00	67,111.84	0.00	67,111.84	0.00	0.00	0.00	67,111.84	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	29,827.91	0.00	29,827.91	0.00	0.00	0.00	29,827.91	0.00
H-RR	07/01/26 - 07/30/26	30	1,143,947.16	100,668.84	0.00	100,668.84	67,599.00	0.00	0.00	33,069.84	1,215,908.97
RR Interest	07/01/26 - 07/30/26	30	41,858.89	94,993.48	0.00	94,993.48	2,473.56	0.00	0.00	92,519.92	44,492.09
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
WLS-A	07/01/26 - 07/30/26	30	129,282.26	21,915.94	0.00	21,915.94	21,915.94	0.00	0.00	0.00	151,744.13
WLS-B	07/01/26 - 07/30/26	30	256,596.67	43,498.29	0.00	43,498.29	43,498.29	0.00	0.00	0.00	301,178.50
WLS-C	07/01/26 - 07/30/26	30	348,638.66	59,101.26	0.00	59,101.26	59,101.26	0.00	0.00	0.00	409,212.13
WLS-D	07/01/26 - 07/30/26	30	337,454.13	57,205.26	0.00	57,205.26	57,205.26	0.00	0.00	0.00	396,084.37
WLS-E	07/01/26 - 07/30/26	30	674,337.68	71,510.80	0.00	71,510.80	71,510.80	0.00	0.00	0.00	748,696.02
WLS RR
	07/01/26 - 07/30/26	30	91,911.03	13,327.98	0.00	13,327.98	13,327.98	0.00	0.00	0.00	105,627.12
Interest
Totals			3,024,026.48	2,957,598.13	0.00	2,957,598.13	336,632.09	0.00	0.00	2,620,966.03	3,372,943.33

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	3,084,367.74
Pooled Certificate Available Funds	2,975,489.76
1000 Wilshire Certificate Available Funds	0.00
Pooled RR Interest Available Funds	108,877.97
1000 Wilshire RR Interest Available Funds	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,973,285.29	Master Servicing Fee	7,575.26
Interest Reductions due to Nonrecoverability Determination	(38,594.62)	Certificate Administrator Fee	5,429.32
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	330.98
ARD Interest	0.00	Operating Advisor Fee	1,357.02
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	376.71
Extension Interest	0.00
Interest Reserve Withdrawal - Pooled	0.00
Interest Reserve Withdrawal - WLS	0.00
Total Interest Collected	2,934,690.67	Total Fees	15,359.30

Principal		Expenses/Reimbursements
Scheduled Principal	463,401.71	Reimbursement for Interest on Advances	61.27
Unscheduled Principal Collections		ASER Amount	267,167.80
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,136.28
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	463,401.71	Total Expenses/Reimbursements	298,365.35

		Interest Reserve Deposit - Pooled	0.00
		Interest Reserve Deposit - WLS	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,620,966.03
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	463,401.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,084,367.74
Total Funds Collected	3,398,092.38	Total Funds Distributed	3,398,092.39
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	705,601,363.12	705,601,363.12	Beginning Certificate Balance	768,726,362.17
(-) Scheduled Principal Collections	463,401.71	463,401.71	(-) Principal Distributions	463,401.71
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	705,137,961.41	705,137,961.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	706,090,023.18	706,090,023.18	Ending Certificate Balance	768,262,960.46
Ending Actual Collateral Balance	705,610,288.18	705,610,288.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.95)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.95)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	32,572,783.74	4.62%	22	4.8560	NAP	Defeased	5	32,572,783.74	4.62%	22	4.8560	NAP
10,000,000 or less	9	68,694,447.87	9.74%	22	4.9627	1.565688	1.30 or less	5	54,091,672.31	7.67%	22	5.1137	0.885136
10,000,001 to 20,000,000	7	93,971,447.14	13.33%	22	4.8725	1.731567	1.31 to 1.40	2	32,197,964.67	4.57%	21	4.7936	1.348556
20,000,001 to 30,000,000	7	164,339,602.63	23.31%	21	4.6451	1.970351	1.41 to 1.50	2	43,336,000.00	6.15%	23	5.1275	1.454355
30,000,001 to 40,000,000	5	168,309,680.03	23.87%	22	4.6481	2.300700	1.51 to 1.60	2	40,849,989.62	5.79%	21	4.7759	1.522125
40,000,001 to 50,000,000	1	49,000,000.00	6.95%	21	3.9860	3.149500	1.61 to 1.70	4	44,641,814.28	6.33%	21	4.8453	1.670868
50,000,001 to 70,000,000	2	128,250,000.00	18.19%	1	3.4469	4.513351	1.71 to 2.00	5	118,878,584.62	16.86%	23	4.8393	1.834552
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 3.00	8	193,094,152.17	27.38%	7	4.0480	2.714120
Totals	36	705,137,961.41	100.00%	18	4.4531	2.497847	3.01 or greater	3	145,475,000.00	20.63%	21	3.8520	4.682642
							Totals	36	705,137,961.41	100.00%	18	4.4531	2.497847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	32,572,783.74	4.62%	22	4.8560	NAP	Washington	1	6,700,000.00	0.95%	23	4.6770	2.371600
Arizona	2	60,975,000.00	8.65%	20	3.9561	3.442657	Totals	56	705,137,961.41	100.00%	18	4.4531	2.497847
Arkansas	1	8,464,874.07	1.20%	22	5.0540	1.664400
									Property Type³
California	5	170,552,325.78	24.19%	6	3.7731	3.782964
Colorado	3	65,500,080.05	9.29%	21	4.7809	1.601947		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	7,025,472.17	1.00%	22	4.7773	1.954092		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	2	5,894,988.69	0.84%	19	4.5240	2.427000	Defeased	2	32,572,783.74	4.62%	22	4.8560	NAP
Indiana	2	10,348,755.08	1.47%	23	4.9405	1.864000	Industrial	20	117,569,932.40	16.67%	21	4.7055	2.136700
Iowa	1	14,330,378.54	2.03%	23	5.0930	1.020000	Lodging	2	18,524,402.51	2.63%	21	5.1564	1.587179
Kentucky	2	30,676,566.70	4.35%	22	4.8965	1.311431	Mixed Use	1	24,400,000.00	3.46%	22	4.9000	1.785500
Maine	1	7,154,399.75	1.01%	22	4.7485	1.701500	Mobile Home Park	8	33,362,632.25	4.73%	23	4.8475	1.787700
Maryland	1	8,657,106.27	1.23%	19	5.3915	1.226900	Multi-Family	1	63,000,000.00	8.93%	20	3.5193	6.305500
Mexico	1	3,554,528.24	0.50%	23	4.9405	1.864000	Office	8	195,952,052.70	27.79%	8	3.9842	2.472983
Michigan	1	7,943,302.49	1.13%	19	4.5240	2.427000	Other	2	43,336,000.00	6.15%	23	5.1275	1.481900
Minnesota	4	50,107,446.26	7.11%	22	5.0459	1.609619	Retail	12	176,420,157.81	25.02%	22	4.6888	2.186774
Mississippi	1	5,148,988.05	0.73%	23	4.9405	1.864000	Totals	56	705,137,961.41	100.00%	18	4.4531	2.497847
Nevada	1	19,243,023.64	2.73%	23	4.5550	1.924600
New Mexico	1	5,778,647.34	0.82%	23	4.9405	1.864000
Ohio	4	17,363,341.52	2.46%	20	4.9403	1.902800
Oregon	1	7,418,808.24	1.05%	23	4.9405	1.864000
Pennsylvania	2	7,759,090.85	1.10%	21	4.7434	2.130396
Tennessee	1	25,000,000.00	3.55%	22	4.6085	2.848000
Texas	12	68,768,053.94	9.75%	22	4.8405	1.794937
Utah	1	9,200,000.00	1.30%	22	4.7865	2.648100
Virginia	1	49,000,000.00	6.95%	21	3.9860	3.149500

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	32,572,783.74	4.62%	22	4.8560	NAP	Defeased	5	32,572,783.74	4.62%	22	4.8560	NAP
	3.750% or less	3	155,750,000.00	22.09%	4	3.4667	4.231897	12 months or less	9	118,702,942.78	16.83%	22	4.8806	1.360163
	3.751% to 4.500%	3	94,875,000.00	13.45%	21	4.1536	3.365463	13 months to 24 months	2	39,255,335.25	5.57%	21	4.7163	1.552785
	4.501% to 4.750%	9	175,049,619.35	24.82%	21	4.6314	1.928686	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	7	131,845,179.85	18.70%	22	4.8915	1.911165	37 months to 48 months	6	108,301,747.47	15.36%	23	4.9269	1.663693
	5.001% to 5.250%	7	97,926,962.33	13.89%	23	5.1129	1.352216	49 months or greater	14	406,305,152.17	57.62%	15	4.1441	3.228805
	5.251% or greater	2	17,118,416.14	2.43%	21	5.3448	0.820354	Totals	36	705,137,961.41	100.00%	18	4.4531	2.497847
	Totals	36	705,137,961.41	100.00%	18	4.4531	2.497847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	32,572,783.74	4.62%	22	4.8560	NAP	Defeased	5	32,572,783.74	4.62%	22	4.8560	NAP
	59 months or less	31	672,565,177.67	95.38%	18	4.4335	2.549153	Interest Only	13	393,905,152.17	55.86%	15	4.1339	3.240736
60 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	360 months or less	18	278,660,025.50	39.52%	22	4.8572	1.571552
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	705,137,961.41	100.00%	18	4.4531	2.497847	Totals	36	705,137,961.41	100.00%	18	4.4531	2.497847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	32,572,783.74	4.62%	22	4.8560	NAP			No outstanding loans in this group
Underwriter's Information		1	23,000,000.00	3.26%	23	5.1275	1.430000
	12 months or less	29	641,100,303.60	90.92%	17	4.4005	2.600985
	13 months to 24 months	1	8,464,874.07	1.20%	22	5.0540	1.664400
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	705,137,961.41	100.00%	18	4.4531	2.497847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	301271608	OF	LosAngeles	CA	Actual/360	3.377%	189,740.45	0.00	0.00	N/A	03/06/25	--	65,250,000.00	65,250,000.00	08/06/26
3	301271616	MF	AlisoViejo	CA	Actual/360	3.519%	190,921.03	0.00	0.00	N/A	04/06/28	--	63,000,000.00	63,000,000.00	08/06/26
4	301271618	OF	Chantilly	VA	Actual/360	3.986%	168,187.06	0.00	0.00	N/A	05/06/28	--	49,000,000.00	49,000,000.00	08/06/26
5	301271641	98	Bloomington	MN	Actual/360	5.128%	89,790.50	0.00	0.00	N/A	07/06/28	--	20,336,000.00	20,336,000.00	08/06/26
5A	301271642				Actual/360	5.128%	101,552.99	0.00	0.00	N/A	07/06/28	--	23,000,000.00	23,000,000.00	08/06/26
6	301271643	IN	Various	Various	Actual/360	4.941%	154,796.48	48,285.89	0.00	N/A	07/06/28	--	36,385,720.33	36,337,434.44	08/06/26
6A	320021643				Actual/360	4.941%	19,962.79	6,227.02	0.00	N/A	07/06/28	04/06/28	4,692,357.53	4,686,130.51	08/06/26
7B	310062617				Actual/360	4.524%	22,124.85	0.00	0.00	N/A	03/06/28	12/06/27	5,679,347.83	5,679,347.83	07/06/26
7A	310061617				Actual/360	4.524%	6,920.65	0.00	0.00	N/A	03/06/28	12/06/27	1,776,500.00	1,776,500.00	08/06/26
7	301271617	IN	Various	Various	Actual/360	4.524%	133,793.37	0.00	0.00	N/A	03/06/28	--	34,344,152.17	34,344,152.17	08/06/26
8	301271646	MH	Various	TX	Actual/360	4.848%	139,452.13	45,186.98	0.00	N/A	07/06/28	--	33,407,819.22	33,362,632.24	08/06/26
9	301271619	RT	Thornton	CO	Actual/360	4.623%	122,789.38	50,702.41	0.00	N/A	05/06/28	--	30,841,163.59	30,790,461.18	08/06/26
10	301271626	RT	Gilbert	AZ	Actual/360	4.282%	123,431.62	0.00	0.00	N/A	06/06/28	--	33,475,000.00	33,475,000.00	08/06/26
11	320021111	OF	Tempe	AZ	Actual/360	3.559%	84,290.94	0.00	0.00	01/06/28	01/06/33	--	27,500,000.00	27,500,000.00	08/06/26
12	301271624	OF	Erlanger	KY	Actual/360	4.744%	90,933.99	44,600.30	0.00	N/A	05/06/28	--	22,259,857.13	22,215,256.83	08/06/26
13	301271635	IN	SanJose	CA	Actual/360	4.711%	88,972.49	43,916.17	0.00	N/A	06/06/28	--	21,932,261.97	21,888,345.80	08/06/26
14	301271633	IN	SpringHill	TN	Actual/360	4.609%	99,210.76	0.00	0.00	N/A	06/06/28	--	25,000,000.00	25,000,000.00	08/06/26
15	301271630	MU	Denver	CO	Actual/360	4.900%	102,954.44	0.00	0.00	N/A	06/06/28	--	24,400,000.00	24,400,000.00	08/06/26
16	301271644	RT	Reno	NV	Actual/360	4.555%	75,611.56	34,029.52	0.00	N/A	07/06/28	--	19,277,053.16	19,243,023.64	08/06/26
17	301271654	RT	Pasadena	TX	Actual/360	5.079%	65,415.33	28,021.04	0.00	N/A	07/06/28	--	14,956,918.69	14,928,897.65	08/06/26
18	301271663	RT	Davenport	IA	Actual/360	5.093%	62,928.78	18,449.18	0.00	N/A	07/06/28	--	14,348,827.72	14,330,378.54	08/06/26
19	301271639	MF	Loveland	OH	Actual/360	4.861%	53,057.43	24,611.31	0.00	N/A	07/06/28	04/06/28	12,675,391.76	12,650,780.45	08/06/26
20	301271620	RT	ChulaVista	CA	Actual/360	4.884%	53,411.97	0.00	0.00	N/A	05/06/28	--	12,700,000.00	12,700,000.00	08/06/26
21	301271622	RT	Pearland	TX	Actual/360	4.470%	47,724.33	0.00	0.00	N/A	05/06/28	--	12,400,000.00	12,400,000.00	08/06/26
22	301271621	LO	Toledo	OH	Actual/360	5.242%	45,496.52	18,615.58	0.00	N/A	05/06/28	--	10,078,144.02	10,059,528.44	08/06/26
23	301271614	RT	FortCollins	CO	Actual/360	4.969%	44,172.76	13,867.00	0.00	N/A	04/06/28	--	10,323,485.87	10,309,618.87	08/06/26
24	301271615	OF	Bethesda	MD	Actual/360	5.391%	40,265.69	15,834.34	0.00	03/06/28	03/06/33	--	8,672,940.61	8,657,106.27	08/06/26
25	301271638	OF	Frankfort	KY	Actual/360	5.297%	0.00	0.00	0.00	N/A	07/06/28	--	8,461,309.87	8,461,309.87	10/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	301271629	RT	Farmington	UT	Actual/360	4.787%	37,919.72	0.00	0.00	N/A	06/06/28	--	9,200,000.00	9,200,000.00	08/06/26
27	301271634	LO	Bentonville	AR	Actual/360	5.054%	36,895.29	12,796.37	0.00	N/A	06/06/28	--	8,477,670.44	8,464,874.07	08/06/26
28	301271640	OF	Chatsworth	CA	Actual/360	4.707%	31,325.73	15,386.84	0.00	N/A	07/06/28	--	7,729,366.82	7,713,979.98	08/06/26
29	301271627	RT	Atlanta	GA	Actual/360	5.115%	34,332.15	14,616.32	0.00	N/A	06/06/28	03/06/28	7,794,641.27	7,780,024.95	08/06/26
30	301271631	OF	Portland	ME	Actual/360	4.748%	29,294.91	9,947.03	0.00	N/A	06/06/28	--	7,164,346.78	7,154,399.75	08/06/26
31	301271623	RT	Spring	TX	Actual/360	5.018%	29,453.57	9,007.87	0.00	N/A	05/06/28	--	6,816,291.50	6,807,283.63	08/06/26
32	301271637	RT	MosesLake	WA	Actual/360	4.677%	26,983.69	0.00	0.00	N/A	07/06/28	--	6,700,000.00	6,700,000.00	08/06/26
33	301271636	RT	Dallas	GA	Actual/360	4.846%	23,135.73	9,300.54	0.00	N/A	07/06/28	--	5,544,794.84	5,535,494.30	08/06/26
Totals							2,667,251.08	463,401.71	0.00				705,601,363.12	705,137,961.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	6,651,704.00	0.00	--	--	04/06/26	7,481,584.12	0.00	0.00	0.00	0.00	0.00
3	13,258,903.95	7,137,606.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,861,541.93	1,650,966.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,875,641.00	823,242.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,281,004.46	2,070,250.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	11,621,768.85	2,968,730.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7B	0.00	0.00	--	--	--	0.00	0.00	22,051.49	22,051.49	0.00	0.00	Full Defeasance
8	5,893,299.08	1,742,308.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,025,531.62	830,662.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,703,639.55	1,158,849.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	59,197,024.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,587,757.05	705,125.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,897,604.91	1,164,059.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,536,990.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,594,003.46	550,866.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,201,944.67	663,167.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,539,617.96	287,562.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,980,792.24	641,852.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,494,214.00	824,777.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,410,288.94	408,758.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,313,369.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,101,708.48	261,684.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,931,524.74	580,402.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	306,439.75	0.00	--	--	05/06/26	5,873,532.26	551,658.13	(413.93)	1,145,699.05	599,269.57	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,207,103.25	301,776.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,250,941.00	1,125,145.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,170,168.68	106,640.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	787,313.00	217,546.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	810,199.14	394,848.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	728,281.10	197,947.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	743,730.00	183,124.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	152,964,050.34	26,997,901.98				13,355,116.38	551,658.13	21,637.57	1,167,750.54	599,269.57	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	1	8,461,309.87	0	0.00	1	8,461,309.87	0	0.00	0	0.00	0	0.00	4.453056%	4.402551%	18
07/10/26	0	0.00	0	0.00	1	8,461,309.87	0	0.00	1	8,461,309.87	0	0.00	0	0.00	0	0.00	4.453325%	4.402839%	19
06/12/26	0	0.00	0	0.00	1	8,461,309.87	0	0.00	1	8,461,309.87	0	0.00	0	0.00	0	0.00	4.453616%	4.403150%	20
05/12/26	0	0.00	0	0.00	1	8,476,420.65	0	0.00	1	8,476,420.65	0	0.00	0	0.00	0	0.00	4.453900%	4.403446%	21
04/10/26	0	0.00	0	0.00	1	8,492,706.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.454207%	4.403767%	22
03/12/26	0	0.00	0	0.00	1	8,507,674.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.454487%	4.404061%	23
02/12/26	0	0.00	0	0.00	1	8,526,321.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.454840%	4.404429%	24
01/12/26	0	0.00	0	0.00	1	8,541,137.36	0	0.00	1	0.00	0	0.00	0	0.00	1	75,150,000.00	4.455117%	4.404719%	25
12/12/25	0	0.00	0	0.00	1	8,555,885.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422295%	4.351170%	21
11/13/25	0	0.00	0	0.00	1	8,571,822.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422586%	4.351486%	22
10/10/25	0	0.00	0	0.00	1	8,586,431.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422852%	4.351775%	23
09/12/25	0	0.00	0	0.00	1	8,602,234.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423140%	4.352088%	24
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
25	301271638	10/06/23	33	6	(413.93)	1,145,699.05	1,475,395.50	8,933,636.65	01/09/23	7			04/27/26
7B	310062617	07/06/26	0	A	22,051.49	22,051.49	0.00	5,679,347.83
Totals					21,637.57	1,167,750.54	1,475,395.50	14,612,984.48
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		65,250,000	65,250,000	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		603,730,855	595,269,545	0		8,461,310
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		36,157,106	36,157,106	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	705,137,961	696,676,652	0	0	0	8,461,310
Jul-26	705,601,363	697,140,053	0	0	0	8,461,310
Jun-26	706,101,071	697,639,762	0	0	0	8,461,310
May-26	706,575,567	698,099,147	0	0	0	8,476,421
Apr-26	707,087,691	698,594,984	0	0	8,492,707	0
Mar-26	707,558,060	633,800,385	0	0	73,757,675	0
Feb-26	708,145,726	699,619,404	0	0	8,526,322	0
Jan-26	708,611,670	700,070,532	0	0	8,541,137	0
Dec-25	784,225,666	700,519,780	0	0	83,705,886	0
Nov-25	784,727,669	635,755,846	0	0	148,971,823	0
Oct-25	785,187,625	701,451,193	0	0	83,736,432	0
Sep-25	785,685,734	701,933,500	0	0	83,752,234	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	301271608	65,250,000.00	65,250,000.00	59,100,000.00	01/29/18	6,217,350.00	2.78300	12/31/25	03/06/25	I/O
25	301271638	8,461,309.87	8,933,636.65	6,500,000.00	03/31/26	261,007.75	0.40440	12/31/25	07/06/28	262
Totals		73,711,309.87	74,183,636.65	65,600,000.00		6,478,357.75

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	301271608	OF	CA	03/20/25	13

A pre-negotiation letter was executed and lender and borrower parties exchanged settlement proposals, however, no terms were agreed upon. Lender has recorded a notice of default, which initiated the CA non-judicial foreclosure process.

Beginning 6/ 9/2026, lender may elect to proceed with recording of a notice of sale, however, Special Servicer is considering alternative disposition strategies prior to proceeding with foreclosure of the Property. The Property remains 44%

occupied.

25	301271638	OF	KY	01/09/23	7

The Loan transferred to Special Servicing in January 2023 due to imminent monetary default. In April 2023, NAI Isaac was appointed as Receiver / Manager. Judicial foreclosure on 4/27/26. NAI Isaac remain as property manager. Majority of tenants a re state government agencies. All state government agencies have a right to terminate with 30 days notice. Special Servicer was waiting to see if foreclosure would cause any tenants to exercise that right before finalizing hold versus sell analysis. Fore closure has not impacted occupancy status of any existing tenants. Additionally, new lease opportunities with state government agencies are still being evaluated. The REO sale date will be updated accordingly following the conclusion and approval of said analysis. Assuming a 1 year hold for the time being.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	301271625 01/12/26	75,150,000.00	70,200,000.00	83,744,997.71	1,643,651.55	83,744,997.71	82,101,346.16	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		75,150,000.00	70,200,000.00	83,744,997.71	1,643,651.55	83,744,997.71	82,101,346.16	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	301271625	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A	0.00	0.00	0.00	0.00	0.00	23,122.06	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	0.00	0.00	0.00	45,892.16	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	0.00	0.00	0.00	62,353.82	0.00	0.00	0.00	0.00	0.00	0.00
2D	0.00	0.00	0.00	0.00	0.00	60,353.47	0.00	0.00	0.00	0.00	0.00	0.00
2E	0.00	0.00	0.00	0.00	0.00	75,446.29	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	27,636.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	38,594.62	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	61.27	0.00	0.00	0.00
Total	0.00	0.00	31,136.28	0.00	0.00	267,167.80	0.00	38,594.62	61.27	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		336,959.97

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28